Debt - Summary of Notes Payable to Contractors (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Debt [Line Items]
Total notes payable to contractors		$ 0		$ 428,799
Less: current portion of notes payable to contractors		0		428,799
Notes payable to contractors (long-term)				0
Outstanding balances owed to contractor		0	$ 21,437	$ 445,299
Floating Production Storage And Offloading
Disclosure Of Debt [Line Items]
Investment		$ 723,575
Outstanding balances owed to contractor	$ 0